Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Oil And Gas Producing Activities [line items]
Pre-tax income (loss) from producing activities	$ 63,601	$ (56,428)	$ (7,010)
Income tax expense / benefit	(64,409)	(14,589)	(26,369)
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	4,678	2,419	1,949
Net intersegment sales	544,384	289,421	286,585
Total net revenues	549,062	291,840	288,534
Production costs	(282,235)	(193,166)	(164,562)
Exploration expenses	(2,303)	(5,688)	(6,045)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(225,836)	(137,183)	(124,977)
Impairment of Property, plant and equipment	(11,258)	7,475	(40,561)
Other	(30,648)	889	(6,569)
Pre-tax income (loss) from producing activities	(3,218)	(35,833)	(54,180)
Income tax expense / benefit	1,126	10,750	16,254
Results of oil and gas producing activities	(2,092)	(25,083)	(37,926)
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties		6	120
Total net revenues		6	120
Production costs	(220)	(165)	(242)
Exploration expenses	(191)	(169)	(734)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(29)	(21)	(980)
Other	924	231	(56)
Pre-tax income (loss) from producing activities	484	(118)	(1,892)
Income tax expense / benefit	47	41	417
Results of oil and gas producing activities	531	(77)	(1,475)
Worldwide [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	4,678	2,425	2,069
Net intersegment sales	544,384	289,421	286,585
Total net revenues	549,062	291,846	288,654
Production costs	(282,455)	(193,331)	(164,804)
Exploration expenses	(2,494)	(5,857)	(6,779)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(225,865)	(137,204)	(125,957)
Impairment of Property, plant and equipment	(11,258)	7,475	(40,561)
Other	(29,724)	1,120	(6,625)
Pre-tax income (loss) from producing activities	(2,734)	(35,951)	(56,072)
Income tax expense / benefit	1,173	10,791	16,671
Results of oil and gas producing activities	$ (1,561)	$ (25,160)	$ (39,401)